UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX/A

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04161

Jefferson Pilot Variable Fund, Inc.
(Exact name of registrant as specified in charter)

High Yield Bond Portfolio

One Granite Place
Concord, NH 03301
(Address of principal executive offices)

Craig Moreshead
One Granite Place
Concord, NH 03301
(Name and address of agent for service)

Registrant’s telephone number, including area code: 603-229-6162

Date of fiscal year end: 12/31/05

Date of Reporting Period: 07/01/04-06/30/05

Item 1. PROXY VOTING RECORD
The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

Jefferson Pilot Variable Fund, Inc.
High Yield Bond Portfolio
DPL INC.			Agenda Number: 932246615
Security: 233293109			Meeting Type: Annual
Ticker: DPL			Meeting Date: 22-Dec-2004
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

01 DIRECTOR
ROBERT D. BIGGS	Management	For	For
GLENN E. HARDER	Management	For	For
W AUGUST HILLENBRAND	Management	For	For
NED J. SIFFERLEN	Management	For	For

02 RATIFICATION OF KPMG LLP AS INDEPENDENT AUDITORS.	Management	For	For

03 SHAREHOLDER PROPOSAL.	Shareholder	Against	For

HAYES LEMMERZ INTERNATIONAL, INC.			Agenda Number: 932195301
Security: 420781304			Meeting Type: Annual
Ticker: HAYZ			Meeting Date: 13-Jul-2004
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

01 DIRECTOR
CURTIS J. CLAWSON	Management	For	For
GEORGE T. HAYMAKER, JR.	Management	For	For

02 PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP	Management	For	For
AS INDEPENDENT AUDITORS FOR THE COMPANY FOR
ITS FISCAL YEAR ENDING JANUARY 31, 2005.

JAZZTEL PLC			Agenda Number: 700565394
Security: G5085M101			Meeting Type: OGM
Ticker:			Meeting Date: 15-Jul-2004
ISIN: GB0057933615

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN ANNUAL GENERAL MEETING.	Non-Voting	No vote
THANK YOU.

1. Receive the Company s annual accounts and the	Management	No vote
reports of the Directors and Auditors, included
in the annual report for the YE 31 DEC 2003

2. Re-elect Mr. Eduardo Merigo Gonzalez, who retires	Management	No vote
by rotation, as a Director of the Company

3. Re-elect Mr. Massimo Prelz Oltramonti, who retires	Management	No vote
by rotation, as a Director of the Company

4. Re-elect Mr. Joaquim Molins Amat, who retires	Management	No vote
by rotation, as a Director of the Company

5. Approve the remuneration report included in	Management	No vote
the annual report

6. Re-appoint Deloitte & Touche LLP as the Auditors	Management	No vote
of the Company to hold office from the conclusion
of the meeting until the conclusion of the
next general meeting at which the accounts
are laid before the Company, and authorize
the Directors to fix the remuneration of the
Auditors

7. Approve the Regulations for the Conduct of Shareholders	Management	No vote
meetings

MAGNA INTERNATIONAL INC.			Agenda Number: 932300154
Security: 559222401			Meeting Type: Annual
Ticker: MGA			Meeting Date: 03-May-2005
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

01 DIRECTOR
WILLIAM H. FIKE	Management	For	For
MANFRED GINGL	Management	For	For
MICHAEL D. HARRIS	Management	For	For
EDWARD C. LUMLEY	Management	For	For
KLAUS MANGOLD	Management	For	For
DONALD RESNICK	Management	For	For
ROYDEN R. RICHARDSON	Management	For	For
FRANK STRONACH	Management	For	For
FRANZ VRANITZKY	Management	For	For
SIEGFRIED WOLF	Management	For	For

02 RE-APPOINTMENT OF ERNST & YOUNG LLP AS THE AUDITOR	Management	For	For
OF THE CORPORATION, BASED ON THE RECOMMENDATION
OF THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS,
AND AUTHORIZING THE AUDIT COMMITTEE TO FIX
THE AUDITOR S REMUNERATION.

MERCK & CO., INC.			Agenda Number: 932268205
Security: 589331107			Meeting Type: Annual
Ticker: MRK			Meeting Date: 26-Apr-2005
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

01 DIRECTOR
ROCHELLE B. LAZARUS	Management	For	For
WILLIAM G. BOWEN	Management	For	For
RAYMOND V. GILMARTIN	Management	For	For
THOMAS E. SHENK	Management	For	For
ANNE M. TATLOCK	Management	For	For
SAMUEL O. THIER	Management	For	For
WENDELL P. WEEKS	Management	For	For
PETER C. WENDELL	Management	For	For

02 RATIFICATION OF THE APPOINTMENT OF THE COMPANY	Management	For	For
S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM FOR 2005

03 STOCKHOLDER PROPOSAL CONCERNING STOCK OPTION	Shareholder	Against	For
AWARDS.

04 STOCKHOLDER PROPOSAL CONCERNING SUBJECTING NON-DEDUCTIBLE	Shareholder	Against	For
EXECUTIVE COMPENSATION TO SHAREHOLDER VOTE

05 STOCKHOLDER PROPOSAL CONCERNING ELIMINATION	Shareholder	Against	For
OF ANIMAL-BASED TEST METHODS

06 STOCKHOLDER PROPOSAL CONCERNING SEPARATING THE	Shareholder	Against	For
ROLES OF BOARD CHAIR AND CEO

07 STOCKHOLDER PROPOSAL CONCERNING AVAILABILITY	Shareholder	Against	For
OF COMPANY PRODUCTS TO CANADIAN WHOLESALERS

08 STOCKHOLDER PROPOSAL CONCERNING USE OF SHAREHOLDER	Shareholder	Against	For
RESOURCES FOR POLITICAL PURPOSES

09 STOCKHOLDER PROPOSAL CONCERNING A REPORT RELATED	Shareholder	Against	For
TO THE GLOBAL HIV\\AIDS-TB-MALARIA PANDEMICS

NTL INCORPORATED			Agenda Number: 932314331
Security: 62940M104			Meeting Type: Annual
Ticker: NTLI			Meeting Date: 19-May-2005
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

01 DIRECTOR
JAMES F. MOONEY	Management	For	For
WILLIAM R. HUFF	Management	For	For
GEORGE R. ZOFFINGER	Management	For	For

02 RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP	Management	For	For
AS THE INDEPENDENT AUDITORS OF THE COMPANY
FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005.

03 ADOPTION OF SHARE ISSUANCE FEATURE OF THE NTL	Management	For	For
GROUP 2005 BONUS SCHEME.

04 ADOPTION OF SHARE ISSUANCE FEATURE OF THE NTL	Management	For	For
LONG TERM INCENTIVE.

STERLING CHEMICALS, INC.			Agenda Number: 932272533
Security: 859166100			Meeting Type: Annual
Ticker: SCHI			Meeting Date: 15-Apr-2005
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

01 DIRECTOR
RICHARD K. CRUMP	Management	No vote
MARC S. KIRSCHNER	Management	No vote
DR. PETER TING KAI WU	Management	No vote

02 PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE	Management	No vote
& TOUCHE LLP AS INDEPENDENT REGISTERED ACCOUNTING
FIRM FOR THE COMPANY FOR THE FISCAL YEAR ENDING
DECEMBER 31, 2005.

03 PROPOSAL TO AMEND OUR AMENDED AND RESTATED CERTIFICATE	Management	No vote
OF INCORPORATION TO INCREASE THE NUMBER OF
OUR TOTAL AUTHORIZED SHARES OF CAPITAL STOCK
FROM 10,125,000 TO 20,125,000 AND TO INCREASE
THE NUMBER OF OUR AUTHORIZED SHARES OF COMMON
STOCK FROM 10,000,000 TO 20,000,000.

TELEWEST GLOBAL, INC.			Agenda Number: 932312250
Security: 87956T107			Meeting Type: Annual
Ticker: TLWT			Meeting Date: 09-May-2005
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

01 DIRECTOR
BARRY R. ELSON	Management	For	For
MICHAEL J. MCGUINESS	Management	For	For

02 RATIFICATION OF THE APPOINTMENT OF KPMG AUDIT	Management	For	For
PLC TO SERVE AS THE COMPANY S INDEPENDENT AUDITORS
FOR THE YEAR ENDING DECEMBER 31, 2005.

03 APPROVAL OF THE TELEWEST GLOBAL, INC. LONG-TERM	Management	For	For
INCENTIVE PLAN.

VERSATEL TELECOM INTL N V			Agenda Number: 700711903
Security: N93195100			Meeting Type: AGM
Ticker:			Meeting Date: 18-May-2005
ISIN: NL0000391266

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Opening	Non-Voting	No vote

2.a Approve the report of the Management Board	Management	No vote

2.b Approve the report and the preliminary advice	Management	No vote
of the Supervisory Board

2.c Approve to establish the annual accounts	Management	No vote

2.d Grant discharge from the liability to the Management	Management	No vote
Board for FY 2004

2.e Grant discharge from the liability to the Supervisory	Management	No vote
Board for FY 2004

3. Approve the reservation and dividend policy	Management	No vote

4. Appoint an Auditor shares of the Company	Management	No vote

5. Corporate Governance	Management	No vote

6.a Approve the establishment of the remuneration	Management	No vote
policy of the Management Board

6.b Approve the Long Term Incentive Plan	Management	No vote

6.c Approve the remuneration of the Supervisory	Management	No vote
Board

7. Authorize the Management Board to issue shares	Management	No vote
subject to the preceding approval of the Supervisory
Board

8. Authorize the Management Board to acquire own	Management	No vote
shares of the Company

9. Amend the Articles of Association	Management	No vote

10. Any other business	Other	No vote

11. Closing	Non-Voting	No vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Jefferson Pilot Variable Fund, Inc.

By (Signature and Title)*	/s/ Ronald R. Angarella
Ronald R. Angarella, President
Date	12/09/05